Long-term Borrowings (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	$ 86,782,088	$ 111,044,973
Less: transaction costs	(476,770)	(436,963)
Borrowings	86,305,318	110,608,010
Less: current portion	(29,595,931)	(8,155,234)
Non-current portion of non-current borrowings	56,709,387	102,452,776
Long-term borrowings [member]
Disclosure of detailed information about long term borrowings [Line Items]
Unused credit facility	$ 79,933,812	$ 37,220,839
Bottom of range [member] | Long-term borrowings [member]
Disclosure of detailed information about long term borrowings [Line Items]
Borrowings, interest rate	1.07%	1.25%
Top of range [member] | Long-term borrowings [member]
Disclosure of detailed information about long term borrowings [Line Items]
Borrowings, interest rate	6.32%	5.16%
Repayment duration From Feb. 2015 to Aug. 2019 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	$ 5,912,000	$ 22,704,000
Repayment duration from Apr. 2016 to Apr. 2021 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	36,175,000	37,500,000
Repayment duration from May 2017 to May 2022 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	10,000,000	10,000,000
Repayment duration From Jul. 2018 to Jul. 2023 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	210,000	0
Repayment duration From Feb. 2016 to Jan. 2019 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	1,775,236	2,395,868
Repayment duration From Nov. 2015 to Nov. 2023 [member] | Syndicated loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	27,743,519	27,800,680
Repayment duration From May 2016 to Aug. 2023 [member] | Unsecured Loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	2,976,158	10,203,390
Repayment duration From Apr. 2017 to Apr. 2032 [member] | secured Loans [Member]
Disclosure of detailed information about long term borrowings [Line Items]
Current and Non current portion of long term barrowings	$ 1,990,175	$ 441,035